Calculation of Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonvested Shares
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Shares to be issued		467,369	1,325,715
2006 Acquisition
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Shares to be issued			500,000
2010 Acquisition
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Shares to be issued	970,215	970,215	45,188